Voya High Yield Bond Fund Expense Example, No Redemption - Class A C I R R6 and W Shares [Member] - Voya High Yield Bond Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 350
Expense Example, No Redemption, 3 Years	574
Expense Example, No Redemption, 5 Years	815
Expense Example, No Redemption, 10 Years	1,507
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	179
Expense Example, No Redemption, 3 Years	565
Expense Example, No Redemption, 5 Years	975
Expense Example, No Redemption, 10 Years	2,123
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	69
Expense Example, No Redemption, 3 Years	228
Expense Example, No Redemption, 5 Years	401
Expense Example, No Redemption, 10 Years	902
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	128
Expense Example, No Redemption, 3 Years	410
Expense Example, No Redemption, 5 Years	713
Expense Example, No Redemption, 10 Years	1,575
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	62
Expense Example, No Redemption, 3 Years	206
Expense Example, No Redemption, 5 Years	363
Expense Example, No Redemption, 10 Years	818
Class W
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	78
Expense Example, No Redemption, 3 Years	254
Expense Example, No Redemption, 5 Years	445
Expense Example, No Redemption, 10 Years	$ 997